Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2014 - 26.5%). The differences are as follows:

	2015	2014
Expected income tax expense at Canadian statutory rate	$34,516	$19,199
Increase (decrease) resulting from:
Recognition of deferred credit	(2,448)	(5,763)
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(3,855)	(1,677)
Non-taxable corporate dividend	(3,311)	(2,618)
Non-controlling interests share of income	12,511	8,824
Production tax credit	(254)	(339)
Allowance for equity funds used during construction	(935)	(746)
State taxes	733	604
Adjustment relating to prior periods	2,431	—
CRA Settlement	2,709	—
Other	1,616	(677)
Income tax expense	$43,713	$16,807

Income (Loss) Before Taxes
For the years ended December 31, 2015 and 2014, earnings from continuing operations before income taxes consist of the following:

	2015	2014
Canadian operations	$28,481	$11,930
U.S. operations	101,768	60,519
	$130,249	$72,449

Income Tax Expenses (Recovery) Attributable to Income (Loss)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2015
Canada	$5,272	$1,959	$7,231
United States	2,038	34,444	36,482
	$7,310	$36,403	$43,713
Year ended December 31, 2014
Canada	$5,660	$(3,538)	$2,122
United States	(1,986)	16,671	14,685
	$3,674	$13,133	$16,807

Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2015 and 2014 are presented below:

	2015	2014
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$396,727	$319,056
Pension and OPEB	57,969	54,458
Acquisition-related costs	6,035	5,168
Environmental obligation	28,230	28,555
Production tax credit	3,027	2,098
Reserves not currently deductible	2,503	2,315
Other	4,970	3,988
Total deferred income tax assets	499,461	415,638
Less valuation allowance	(17,478)	(15,534)
Total deferred tax assets	481,983	400,104
Deferred tax liabilities:
Property, plant and equipment	(544,616)	(387,931)
Intangible assets	(2,760)	(2,752)
Outside basis in partnership	(32,221)	(15,194)
Regulatory accounts	(28,270)	(49,399)
Financial derivatives	(31,806)	(15,013)
Total deferred tax liabilities	(639,673)	(470,289)
Net deferred tax liabilities	$(157,690)	$(70,185)
Consolidated Balance Sheets Classification:
Deferred tax assets	$18,109	$64,275
Deferred tax liabilities	(175,799)	$(134,460)
Net deferred tax liabilities	$(157,690)	$(70,185)

Non Capital Losses Carry Forwards
As of December 31, 2015, the Company had non-capital losses carried forward available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2016	$—
2017 and onwards	967,499
$967,499